Cover	12 Months Ended
Dec. 31, 2024 shares
Cover [Abstract]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40459
Entity Registrant Name	ERO COPPER CORP.
Entity Incorporation, State or Country Code	A1
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	ERO
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	103,555,211
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001853860
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Addresses [Line Items]
Entity Address, Address Line One	625 Howe Street
Entity Address, Address Line Two	Suite 1050
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 2T6
City Area Code	604
Local Phone Number	449-9236
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940